CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
As of December 31, 2018, 2017 and 2016, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2018	2017	2016
Cash and cash equivalents	305,352	309,029	212,942
Short term restricted cash	20,272	8,110	315
Long term restricted cash	46,981	54,845	53,797
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	372,605	371,984	267,054